Defined benefit plans (Detail 11) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ 52,241	$ 54,404
Derivative financial instruments, net of collateral	(70)	(33)
Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	926	666
UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	238	211
UBS shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	64	72
Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	956	827
Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	73	108
Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ (126)	$ 534